Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Balance	[1]	$ 13,774
Purchases of marketable securities		41,670	$ 5,961
Discount on marketable securities, net		(32)	(217)	(358)
Proceeds from maturity of marketable securities		(7,750)	(16,175)	$ (8,575)
Balance	[1]	$ 47,662	$ 13,774

[1]	Including accrued interest in the amount of US$ 77 thousand and US$ 450 thousand as of December 31, 2017 and 2018 respectively.